Goodwill and Intangible Assets, net - Estimated Future Amortization (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2022	$ 15,183
2023	15,183
2024	13,438
2025	11,296
2026	7,400
Thereafter	72,645
Total	$ 135,145